Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

December 3, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:          Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
O’Shaughnessy All Cap Core Fund (S000029818)
O’Shaughnessy Enhanced Dividend Fund (S000029819)
O’Shaughnessy Small/Mid Cap Growth Fund (S000029822)
O’Shaughnessy Global Equity Fund (S000029820)
O’Shaughnessy International Equity Fund (S000029821)
O’Shaughnessy Tactical Asset Allocation Fund (S000034263)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund, O’Shaughnessy Small/Mid Cap Growth Fund, O’Shaughnessy Global Equity Fund, O’Shaughnessy International Equity Fund and O’Shaughnessy Tactical Asset Allocation Fund (the “Funds”), hereby certifies that the forms of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated November 28, 2012, and filed electronically as Post-Effective Amendment No. 464 to the Trust’s Registration Statement on Form N-1A on November 28, 2012.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
Secretary
Advisors Series Trust